Long Term Incentive Programmes - Additional Information (Details)	1 Months Ended											12 Months Ended
	Mar. 31, 2025 EUR (€) shares € / shares	Mar. 31, 2025 EUR (€) kr / shares	May 31, 2024 EUR (€) shares € / shares	May 31, 2024 EUR (€) shares kr / shares	Aug. 31, 2023 EUR (€) shares € / shares	Aug. 31, 2023 EUR (€) shares kr / shares	Jan. 31, 2023 EUR (€) shares € / shares	May 31, 2022 EUR (€) shares € / shares	May 31, 2022 EUR (€) shares kr / shares	Jan. 31, 2022 EUR (€) shares € / shares	Jan. 31, 2022 EUR (€) shares kr / shares	Dec. 31, 2025 EUR (€) shares € / shares	Dec. 31, 2025 kr / shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Programme initiated in January 2022
Long Term Incentive Programs
Total value of the RSU allocation										€ 394,000	€ 394,000
Total value of the RSU allocation (in dollars per share) | € / shares										€ 3.3
Expense recognized for RSUs granted												€ 0		€ 53,000	€ 143,000
Fair value of options granted										€ 160,000	€ 160,000
Fair value of options granted (in euros per share) | € / shares										€ 1.3
Expense recognized for options granted												€ 0		13,000	62,000
Programme initiated in January 2022 | Minimum
Long Term Incentive Programs
Number of RSUs granted (in shares) | shares										10,393	10,393
Granted during the year (in options) | shares										10,393	10,393
Strike price of options granted (in NOK per share) | kr / shares											€ 36.02
Programme initiated in January 2022 | Maximum
Long Term Incentive Programs
Number of RSUs granted (in shares) | shares										55,430	55,430
Granted during the year (in options) | shares										55,430	55,430
Strike price of options granted (in NOK per share) | kr / shares											€ 38.42
Programme initiated in May 2022
Long Term Incentive Programs
Strike price of options granted (in NOK per share) | kr / shares									kr 40.24
Exercised during the year (in options) | shares												0
Fair value of options granted								€ 761,000	kr 761,000
Fair value of options granted (in euros per share) | € / shares								€ 1.3
Expense recognized in profit and loss												€ 173,000		237,000	237,000
Average remaining contractual term of options												2 years 3 months 18 days
Annualized volatility of the shares (in percent)												42.50%
Annual risk free interest rate (in percent)												2.80%
Dividend yield												€ 0
Average share price (in euros per share) | € / shares												€ 3.7
Programme initiated in May 2022 | Minimum
Long Term Incentive Programs
Granted during the year (in options) | shares								43,420	43,420
Programme initiated in May 2022 | Maximum
Long Term Incentive Programs
Granted during the year (in options) | shares								221,719	221,719
Programme initiated in January 2023
Long Term Incentive Programs
Total value of the RSU allocation							€ 1,200,000
Total value of the RSU allocation (in dollars per share) | € / shares							€ 3.0
Expense recognized in profit and loss												€ 234,000		468,000	498,000
Programme initiated in January 2023 | Minimum
Long Term Incentive Programs
Number of RSUs granted (in shares) | shares							19,760
Programme initiated in January 2023 | Maximum
Long Term Incentive Programs
Number of RSUs granted (in shares) | shares							130,416
Programme initiated in August 2023
Long Term Incentive Programs
Strike price of options granted (in NOK per share) | kr / shares						kr 45.49
Fair value of options granted					€ 2,200,000	kr 2,200,000
Fair value of options granted (in euros per share) | € / shares					€ 1.8
Expense recognized in profit and loss												€ 500,000		419,000	€ 250,000
Average remaining contractual term of options												3 years 6 months
Annualized volatility of the shares (in percent)												61.00%
Dividend yield												€ 0
Annual risk free interest rate (in percent)												2.68%
Average share price (in euros/NOK per share) | € / shares												€ 3.7
Programme initiated in August 2023 | Minimum
Long Term Incentive Programs
Granted during the year (in options) | shares					88,920	88,920
Programme initiated in August 2023 | Maximum
Long Term Incentive Programs
Granted during the year (in options) | shares					385,320	385,320
Programme initiated for RSU in May 2024
Long Term Incentive Programs
Number of RSUs granted (in shares) | shares			193.011	193.011
Total value of the RSU allocation			€ 1,100,000	€ 1,100,000
Total value of the RSU allocation (in dollars per share) | € / shares			€ 5.6
Expense recognized in profit and loss												€ 350,000		206,000
Average remaining contractual term of options												4 years 4 months 24 days
Average share price (in euros/NOK per share) | kr / shares													kr 64.2
Programme initiated for option in May 2024
Long Term Incentive Programs
Strike price of options granted (in NOK per share) | kr / shares				€ 74.32
Fair value of options granted			€ 1,400,000	€ 1,400,000
Expense recognized in profit and loss												€ 450,000		€ 265,000
Average remaining contractual term of options												4 years 4 months 24 days
Annualized volatility of the shares (in percent)												31.20%
Annual risk free interest rate (in percent)												3.63%
Dividend yield												€ 0
Average share price (in euros per share) | kr / shares													64.2
Programme initiated for option in May 2024 | Minimum
Long Term Incentive Programs
Granted during the year (in options) | shares			140,372	140,372
Programme initiated for option in May 2024 | Maximum
Long Term Incentive Programs
Granted during the year (in options) | shares			245,651	245,651
Programme initiated for option in March 2025
Long Term Incentive Programs
Strike price of options granted (in NOK per share) | kr / shares		kr 60.2
Fair value of options granted	€ 2,000,000	kr 2,000,000
Fair value of options granted (in euros per share) | € / shares	€ 1.4
Expense recognized in profit and loss	€ 479,000
Average remaining contractual term of options												5 years 3 months 18 days
Annualized volatility of the shares (in percent)												31.66%
Annual risk free interest rate (in percent)												3.93%
Dividend yield												€ 0
Average share price (in euros per share) | kr / shares													kr 52
Average remaining contractual term of RSUs												4 years
Programme initiated for option in March 2025 | Minimum
Long Term Incentive Programs
Granted during the year (in options) | shares	42,115
Programme initiated for option in March 2025 | Maximum
Long Term Incentive Programs
Granted during the year (in options) | shares	631,724